Schedule of Investments (unaudited) January 31, 2022	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 1.8%
Globant SA(a)	4,401	$1,123,047

Brazil — 60.0%
Afya Ltd., Class A(a)(b)	40,532	586,903
Ambev SA, ADR	312,003	882,969
B3 SA - Brasil Bolsa Balcao	1,151,942	3,171,577
Banco Bradesco SA, ADR	927,078	3,977,165
Banco BTG Pactual SA	277,371	1,262,511
Banco Inter SA	82,262	402,472
BB Seguridade Participacoes SA	276,383	1,204,403
Bradespar SA, Preference Shares	278,933	1,409,347
CCR SA	707,728	1,732,635
Cia de Locacao das Americas	202,513	1,000,342
Itau Unibanco Holding SA, ADR	456,259	2,153,543
Movida Participacoes SA	233,427	724,445
Neoenergia SA	293,888	909,873
Notre Dame Intermedica Participacoes SA	153,035	2,051,956
Petro Rio SA(a)	330,689	1,489,629
Petroleo Brasileiro SA, ADR	50,504	674,228
Petroleo Brasileiro SA, ADR, Preference Shares	299,788	3,639,426
Rede D’Or Sao Luiz SA(c)	108,304	903,944
Sendas Distribuidora SA	224,523	529,797
Sequoia Logistica e Transportes SA(a)	212,860	611,711
Suzano SA	154,114	1,718,150
TIM SA	346,058	864,803
Vale SA, ADR	297,065	4,509,447
XP, Inc., Class A(a)	18,962	631,624

		37,042,900

Chile — 5.0%
Banco Santander Chile, ADR	61,478	1,234,478
Empresas CMPC SA	543,957	998,412
Falabella SA	240,229	855,041

		3,087,931

Colombia — 1.1%
Bancolombia SA, ADR	18,083	643,393

Mexico — 23.8%
America Movil SAB de CV, Class L, ADR	100,521	1,895,826
Cemex SAB de CV, ADR(a)	289,101	1,769,298
Corp. Inmobiliaria Vesta SAB de CV	501,475	949,807
Fibra Uno Administracion SA de CV	1,183,798	1,216,624
Fomento Economico Mexicano SAB de CV, ADR	32,367	2,434,646
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,520	483,613
Grupo Aeroportuario del Pacifico SAB de CV, Class B	60,942	837,879
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,740	257,956
Grupo Cementos de Chihuahua SAB de CV	107,594	758,603
Grupo Financiero Banorte SAB de CV, Class O	311,897	1,976,799
Grupo Mexico SAB de CV, Series B	189,232	812,685
Wal-Mart de Mexico SAB de CV	388,212	1,320,011

		14,713,747

Panama — 1.4%
Copa Holdings SA, Class A(a)	10,470	875,083

Peru — 3.4%
Credicorp Ltd.	14,712	2,107,053

Total Common Stocks — 96.5% (Cost: $47,972,112)		59,593,154

Security		Par (000)	Value

Corporate Bonds

Brazil(d) — 0.0%
Klabin SA, 1.00%, 06/15/22	BRL	2	$4,654
Lupatech SA, 6.50%, 04/15/22(e)		2,128	—

Total Corporate Bonds — 0.0% (Cost: $1,091,049)			4,654

		Shares

Preferred Securities

Preferred Stocks — 2.6%

Brazil — 2.6%
Gerdau SA, Preference Shares		299,516	1,570,314

Total Preferred Securities — 2.6% (Cost: $1,454,839)			1,570,314

Total Long-Term Investments — 99.1% (Cost: $50,518,000)			61,168,122

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(g)		732,104	732,104
SL Liquidity Series, LLC, Money Market Series, 0.17%(f)(g)(h)		32,610	32,614

Total Short-Term Securities — 1.2% (Cost: $764,717)			764,718

Total Investments — 100.3% (Cost: $51,282,717)			61,932,840

Liabilities in Excess of Other Assets — (0.3)%			(193,317)

Net Assets — 100.0%			$61,739,523

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Latin America Fund, Inc.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$208,850	$523,254	(a)	$—		$—	$—	$732,104	732,104	$24		$—
SL Liquidity Series, LLC, Money Market Series	2,443,987	—		(2,411,520	)(a)	178	(31)	32,614	32,610	1,114	(b)	—

						$178	$ (31)	$764,718		$1,138		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$59,593,154	$—	$—	$59,593,154
Corporate Bonds	—	—	4,654	4,654
Preferred Securities
Preferred Stocks	1,570,314	—	—	1,570,314
Short-Term Securities
Money Market Funds	732,104	—	—	732,104

	$61,895,572	$—	$4,654	61,900,226

Investments Valued at NAV(a)				32,614

				$61,932,840

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Latin America Fund, Inc.

Currency Abbreviation

BRL	Brazilian Real

Portfolio Abbreviation

ADR	American Depositary Receipt

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